UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04875

Name of Fund:	Royce Value Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2010

Date of reporting period: 3/31/2010

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 114.3%

Consumer Products – 8.4%
Apparel, Shoes and Accessories - 2.1%
Aeropostale [a]	46,000	$1,326,180
Anta Sports Products	103,200	170,134
Bosideng International Holdings	2,224,000	498,407
Burberry Group	115,000	1,246,891
China Dongxiang Group	145,000	104,022
Columbia Sportswear	56,600	2,973,198
Daphne International Holdings	519,500	505,834
Hengdeli Holdings	400,300	170,137
K-Swiss Cl. A [a]	163,600	1,711,256
Lazare Kaplan International [a,b]	95,437	190,874
Luk Fook Holdings (International)	475,000	479,022
Stella International Holdings	298,500	610,514
Timberland Company (The) Cl. A [a]	17,500	373,450
Van De Velde	20,000	898,453
Volcom [a]	71,300	1,391,776
Warnaco Group (The) [a]	33,500	1,598,285
Weyco Group	97,992	2,304,772
Wolverine World Wide	100,000	2,916,000
Yue Yuen Industrial Holdings [b]	17,000	59,117

		19,528,322

Collectibles - 0.1%
Kid Brands [a]	96,600	835,590

Consumer Electronics - 0.6%
Dolby Laboratories Cl. A [a]	56,200	3,297,254
DTS [a]	64,100	2,181,964

		5,479,218

Food/Beverage/Tobacco - 1.4%
Asian Citrus Holdings	292,000	239,279
Binggrae Company	13,222	553,327
Cal-Maine Foods	89,300	3,026,377
China Yurun Food Group	45,000	137,360
Hershey Creamery	709	1,187,575
HQ Sustainable Maritime Industries [a]	28,200	169,200
Huabao International Holdings	725,000	866,536
J.M. Smucker Company (The)	6,300	379,638
KT&G Corporation	8,500	470,281
Ralcorp Holdings [a]	1,800	122,004
Seneca Foods Cl. A [a]	110,000	3,203,200
Seneca Foods Cl. B [a]	13,251	388,387
Thai Beverage PCL	1,052,000	221,838
Tootsie Roll Industries	53,560	1,447,727

		12,412,729

Health, Beauty and Nutrition - 0.2%
Amorepacific Corporation	715	520,080
LG Household & Health Care	1,280	342,216
Sa Sa International Holdings	1,219,000	945,150

		1,807,446

Home Furnishing and Appliances - 2.5%
American Woodmark	123,335	2,391,466
Ekornes	90,500	1,964,346
Ethan Allen Interiors	345,800	7,133,854
Hunter Douglas	30,000	1,536,095
Kimball International Cl. B	286,180	1,988,951
Mohawk Industries [a]	108,200	5,883,916
Samson Holding	1,000,000	168,722
Universal Electronics [a]	10,000	223,400
Woongjin Coway	52,000	1,610,853

		22,901,603

Sports and Recreation - 1.4%
Beneteau [a]	57,000	1,041,250
Coachmen Industries [a]	47,700	66,780
RC2 Corporation [a]	132,600	1,985,022
Sturm, Ruger & Company	245,600	2,944,744
Thor Industries	110,900	3,350,289
Winnebago Industries [a]	247,500	3,615,975

		13,004,060

Other Consumer Products - 0.1%
Societe BIC	14,000	1,071,957

Total		77,040,925

Consumer Services – 3.1%
Direct Marketing - 0.3%
Manutan International	25,000	1,384,417
Takkt	110,000	1,277,715

		2,662,132

Online Commerce - 0.2%
Systemax	75,000	1,630,500

Restaurants and Lodgings - 0.5%
Ajisen China Holdings	2,106,200	2,069,782
Benihana [a]	3,300	22,539
Cafe de Coral Holdings	67,000	157,226
CEC Entertainment [a]	64,100	2,441,569

		4,691,116

Retail Stores - 2.1%
Abercrombie & Fitch Cl. A	3,000	136,920
American Eagle Outfitters	10,300	190,756
Bed Bath & Beyond [a]	4,650	203,484
CarMax [a]	160,000	4,019,200
Charming Shoppes [a]	321,900	1,757,574
Dollar Tree [a]	8,000	473,760
Dover Saddlery [a,c]	17,821	65,403
Dress Barn (The) [a]	68,280	1,786,205
Golden Eagle Retail Group	656,000	1,309,592
Lewis Group	250,000	1,939,248
New World Department Store China	85,000	81,560
O’Reilly Automotive [a]	6,200	258,602
QKL Stores [a]	16,260	104,877
Ramayana Lestari Sentosa	2,075,000	200,670
Stein Mart [a]	182,800	1,650,684
Tiffany & Co.	90,200	4,283,598
West Marine [a]	131,100	1,422,435

		19,884,568

Other Consumer Services - 0.0%
Cambium Learning Group [a]	84,466	337,864

Total		29,206,180

Diversified Investment Companies – 0.3%
Closed-End Funds - 0.3%
Central Fund of Canada Cl. A	211,500	2,961,000

Total		2,961,000

Financial Intermediaries – 12.2%
Banking - 2.9%
Ameriana Bancorp	40,000	106,000
Banca Finnat Euramerica	720,000	542,637
Banca Generali	86,000	961,771
Bank of N.T. Butterfield & Son [a]	464,886	674,085
Bank Sarasin & Cie Cl. B	33,120	1,374,241
Banque Privee Edmond de Rothschild	23	564,420
BCB Holdings [a]	598,676	976,627
Cadence Financial [a,c]	40,300	73,749
Center Bancorp	44,868	372,853
Centrue Financial [a]	82,200	283,590
CFS Bancorp	75,000	332,250
Chuo Mitsui Trust Holdings	118,000	443,021
CNB Financial	11,116	171,631
Commercial National Financial	54,900	936,045
Farmers & Merchants Bank of Long Beach	1,200	4,800,000
Fauquier Bankshares	160,800	2,389,488
Hawthorn Bancshares	46,176	556,421
HopFed Bancorp	104,500	1,254,000
Jefferson Bancshares [a]	32,226	147,273
Kearny Financial	50,862	530,491
Mauritius Commercial Bank	40,000	173,115
Mechanics Bank	200	2,270,000
Old Point Financial	25,000	369,000
Peapack-Gladstone Financial	10,500	164,955
State Bank of Mauritius	46,000	117,639
Timberland Bancorp [d]	469,200	1,876,800
Vontobel Holding	20,400	603,642
Whitney Holding Corporation	41,500	572,285
Wilber Corporation (The)	122,685	803,587
Wilmington Trust	143,500	2,377,795

		26,819,411

Insurance - 5.8%
Alleghany Corporation [a]	28,658	8,333,723
Amil Participacoes	100,000	778,812
Argo Group International Holdings	64,751	2,110,235
Aspen Insurance Holdings	47,000	1,355,480
China Taiping Insurance Holdings [a]	20,000	69,678
CNA Surety [a]	100,600	1,789,674
Discovery Holdings	391,400	1,853,894
E-L Financial	7,400	3,242,259
Enstar Group [a]	20,217	1,398,208
Erie Indemnity Cl. A	131,800	5,684,534
First American	44,000	1,488,960
Independence Holding	317,658	3,014,574
Leucadia National [a]	44,940	1,114,961
Markel Corporation [a]	6,200	2,322,892
Montpelier Re Holdings	32,000	537,920
NYMAGIC	202,200	4,292,706
Old Republic International	20,000	253,600
Platinum Underwriters Holdings	38,000	1,409,040
ProAssurance Corporation [a]	42,000	2,458,680
RLI	90,724	5,173,083
Validus Holdings	56,808	1,563,924
Zenith National Insurance	80,100	3,069,432

		53,316,269

Real Estate Investment Trusts - 0.0%
Gladstone Commercial	30,000	433,500

Securities Brokers - 2.8%
Broadpoint Gleacher Securities Group [a,c]	293,000	1,172,000
Close Brothers Group	43,000	505,707
Cowen Group Cl. A [a]	688,600	3,897,476
Daewoo Securities	5,000	90,150
DundeeWealth	33,300	488,852
Egyptian Financial Group-Hermes Holding	476,500	2,727,802
FBR Capital Markets [a]	249,600	1,135,680
GFI Group	166,247	960,908
HQ	40,000	731,241
Interactive Brokers Group Cl. A [a]	100,000	1,615,000
Investcorp Bank GDR [a]	27,000	97,200
KBW [a,c]	70,058	1,884,560
Kim Eng Holdings	240,000	346,546
Lazard Cl. A	109,300	3,902,010
Mirae Asset Securities	38,850	1,957,179
Mizuho Securities	492,300	1,558,678
Oppenheimer Holdings Cl. A	75,000	1,913,250
Phatra Securities	775,000	450,595
UOB-Kay Hian Holdings	190,000	229,529
Woori Investment & Securities	11,000	152,636

		25,816,999

Securities Exchanges - 0.1%
Hellenic Exchanges	60,000	526,754
Singapore Exchange	16,500	90,228

		616,982

Other Financial Intermediaries - 0.6%
KKR & Company (Guernsey) L.P.	105,000	1,207,500
KKR Financial Holdings	481,404	3,952,327

		5,159,827

Total		112,162,988

Financial Services – 12.8%
Diversified Financial Services - 0.8%
Encore Capital Group [a]	88,000	1,447,600
Franco-Nevada Corporation	10,000	268,301
IOOF Holdings	123,592	773,485
Ocwen Financial [a]	123,600	1,370,724
World Acceptance [a,c]	105,700	3,813,656

		7,673,766

Information and Processing - 1.9%
Interactive Data	112,300	3,593,600
MoneyGram International [a]	228,500	870,585
Morningstar [a]	109,800	5,280,282
SEI Investments	340,400	7,478,588

		17,223,055

Insurance Brokers - 0.8%
Brown & Brown	264,900	4,747,008
Crawford & Company Cl. B [a]	1,160	4,721
Gallagher (Arthur J.) & Co.	111,200	2,729,960

		7,481,689

Investment Management - 7.9%
A.F.P. Provida ADR	22,100	1,007,760
ABG Sundal Collier Holding	115,000	164,474
Affiliated Managers Group [a]	42,800	3,381,200
AllianceBernstein Holding L.P.	273,600	8,388,576
Altisource Portfolio Solutions [a]	41,199	922,858
AP Alternative Assets L.P. [a]	233,200	1,679,040
Artio Global Investors Cl. A	150,000	3,711,000
Ashmore Group	240,000	960,395
Azimut Holding	71,000	899,027
BKF Capital Group [a]	130,000	119,600
BT Investment Management	207,000	548,966
Coronation Fund Managers	526,000	703,379
Eaton Vance	125,300	4,202,562
Endeavour Financial [a,c]	300,000	717,767
Endeavour Financial (Warrants) [a]	75,000	73,844
Equity Trustees	33,202	515,211
Evercore Partners Cl. A	141,200	4,236,000
F&C Asset Management	60,000	56,633
Federated Investors Cl. B	204,700	5,399,986
Fiducian Portfolio Services	227,000	291,629
GAMCO Investors Cl. A	110,575	5,031,162
GIMV	25,000	1,348,962
GP Investments BDR [a]	15,000	73,383
Investec	118,000	965,160
MVC Capital	424,200	5,756,394
MyState	152,000	467,267
Onex Corporation	50,000	1,422,242
Partners Group Holding	19,900	2,817,783
Perpetual	12,700	411,159
Platinum Asset Management	149,000	710,995
Rathbone Brothers	35,400	470,045
Reinet Investments [a]	51,825	836,470
RHJ International [a]	102,500	888,795
Schroders	41,100	877,535
SHUAA Capital [a]	485,000	191,465
SPARX Group [a]	1,320	166,888
Sprott	269,600	1,021,966
Teton Advisors Cl. A	723	7,953
Treasury Group	51,500	277,883
Trust Company	97,283	571,339
Value Partners Group	5,186,600	3,994,702
VZ Holding	8,500	723,516
Waddell & Reed Financial Cl. A	139,300	5,020,372
Westwood Holdings Group	23,460	863,328

		72,896,671

Special Purpose Acquisition Corporation - 0.1%
Liberty Acquisition Holdings [a,c]	66,455	657,240
Westway Group	31,500	142,065

		799,305

Specialty Finance - 0.5%
Credit Acceptance [a,c]	109,601	4,519,946

Other Financial Services - 0.8%
E-House China Holdings ADR [a,c]	107,000	2,036,210
Hilltop Holdings [a]	290,400	3,412,200
Kennedy-Wilson Holdings [a]	150,000	1,522,500

		6,970,910

Total		117,565,342

Health – 7.3%
Commercial Services - 1.1%
Affymetrix [a]	10,000	73,400
Chindex International [a]	41,600	491,296
OdontoPrev	40,000	1,388,928
PAREXEL International [a]	332,400	7,748,244

		9,701,868

Drugs and Biotech - 1.7%
American Oriental Bioengineering [a,c]	43,700	178,296
Biogen Idec [a]	7,080	406,109
BioMarin Pharmaceuticals [a,c]	9,100	212,667
Boiron	33,404	1,420,738
Bukwang Pharmaceutical	15,000	214,106
China Nuokang Bio-Pharmaceutical ADR [a,c]	27,500	170,500
China Shineway Pharmaceutical Group	102,000	282,448
Daewoong Pharmaceutical	2,884	127,447
Endo Pharmaceuticals Holdings [a]	158,300	3,750,127
Green Cross	9,800	1,043,705
Hanmi Pharm	3,211	310,756
Hua Han Bio-Pharmaceutical Holdings	988,000	356,300
LG Life Sciences [a]	8,500	428,963
Luminex Corporation [a,c]	20,000	336,600
Pharmacyclics [a]	208,746	1,302,575
Simcere Pharmaceutical Group ADR [a]	60,300	513,153
Sino Biopharmaceutical	2,940,500	1,166,467
Sinovac Biotech [a]	148,100	875,271
Sunesis Pharmaceuticals [a,c]	211,500	185,083
3SBio ADR [a]	115,100	1,424,938
Virbac	12,000	1,270,692
Warner Chilcott Cl. A [a,c]	4,600	117,530
WuXi PharmaTech (Cayman) ADR [a]	1,210	18,840

		16,113,311

Health Services - 2.0%
Advisory Board (The) [a]	120,000	3,780,000
Albany Molecular Research [a]	85,000	709,750
Bangkok Chain Hospital	935,000	156,147
Chem Rx [a]	280,000	54,600
Chem Rx (Warrants) [a,b]	560,000	0
Cross Country Healthcare [a]	30,000	303,300
eResearch Technology [a]	67,624	467,282
HMS Holdings [a]	50,000	2,549,500
ICON ADR [a]	96,900	2,558,160
On Assignment [a]	375,400	2,676,602
Pharmaceutical Product Development	100,000	2,375,000
Raffles Medical Group	563,100	644,026
Res-Care [a]	90,460	1,084,615
Sonic Healthcare	2,000	26,373
VCA Antech [a]	45,000	1,261,350
WellCare Health Plans [a]	5,000	149,000

		18,795,705

Medical Products and Devices - 2.5%
Allied Healthcare Products [a]	180,512	676,920
Atrion Corporation	15,750	2,252,880
Biosensors International Group [a]	1,260,000	630,473
C.R. Bard	1,800	155,916
Carl Zeiss Meditec	135,000	2,160,703
CONMED Corporation [a]	81,500	1,940,515
DiaSorin	13,000	489,354
Edwards Lifesciences [a]	1,300	128,544
Fielmann	2,500	201,281
IDEXX Laboratories [a]	55,201	3,176,818
Kinetic Concepts [a]	6,300	301,203
Kossan Rubber Industries	100,300	245,984
Shandong Weigao Group Medical Polymer	139,800	583,381
St. Shine Optical	137,000	996,505
Straumann Holding	6,700	1,668,010
Techne Corporation	71,000	4,521,990
Urologix [a,c]	445,500	743,985
Young Innovations	62,550	1,761,408
Zoll Medical [a]	400	10,544

		22,646,414

Total		67,257,298

Industrial Products – 22.5%
Automotive - 1.7%
Advance Auto Parts	4,500	188,640
Gentex Corporation	93,500	1,815,770
LKQ Corporation [a]	300,000	6,090,000
Minth Group	97,500	163,499
Nokian Renkaat	65,000	1,688,246
Norstar Founders Group [a,b]	524,000	24,633
SORL Auto Parts [a]	32,723	302,361
Superior Industries International	40,000	643,200
Tianneng Power International	1,580,000	972,715
WABCO Holdings [a]	103,800	3,105,696
Wonder Auto Technology [a,c]	7,000	74,060
Xinyi Glass Holdings	200,000	182,374

		15,251,194

Building Systems and Components - 1.9%
Armstrong World Industries [a]	133,200	4,836,492
Decker Manufacturing	6,022	132,484
NCI Building Systems [a]	2,780	30,691
Preformed Line Products	91,600	3,494,540
Simpson Manufacturing	309,000	8,577,840

		17,072,047

Construction Materials - 1.2%
Ash Grove Cement Cl. B	50,518	8,588,060
Duratex	186,464	1,609,482
USG Corporation [a,c]	50,000	858,000

		11,055,542

Industrial Components - 2.4%
AMETEK	6,300	261,198
Bel Fuse Cl. A	36,672	679,166
CLARCOR	92,500	3,190,325
Donaldson Company	92,800	4,187,136
GrafTech International [a]	372,690	5,094,672
II-VI [a]	13,500	456,840
Mueller Water Products Cl. A	72,500	346,550
PerkinElmer	185,800	4,440,620
Powell Industries [a]	92,400	3,005,772
Precision Castparts	2,300	291,433

		21,953,712

Machinery - 5.2%
Astec Industries [a]	42,100	1,219,216
Baldor Electric	62,900	2,352,460
Burckhardt Compression Holding	15,000	2,959,029
Burnham Holdings Cl. B	36,000	482,400
China High Speed Transmission Equipment Group	44,200	97,688
Columbus McKinnon [a]	95,000	1,507,650
Duoyuan Global Water ADR [a,c]	12,000	333,240
Duoyuan Printing [a,c]	32,800	354,240
Franklin Electric	104,600	3,136,954
Hardinge	164,193	1,477,737
Hollysys Automation Technologies [a]	11,535	132,768
Jinpan International	24,600	511,680
Lincoln Electric Holdings	104,180	5,660,099
Nordson Corporation	102,100	6,934,632
Rofin-Sinar Technologies [a]	313,700	7,095,894
Shanghai Prime Machinery	250,000	51,518
Spirax-Sarco Engineering	50,000	1,064,525
Takatori Corporation [a]	40,000	256,712
Wabtec Corporation	111,225	4,684,797
Wasion Group Holdings	169,000	120,151
Williams Controls [a]	37,499	299,992
Woodward Governor	231,600	7,406,568

		48,139,950

Metal Fabrication and Distribution - 3.7%
Central Steel & Wire	6,062	4,091,850
Commercial Metals	36,600	551,196
CompX International Cl. A	185,300	1,665,847
Fushi Copperweld [a]	13,145	147,487
Haynes International	24,000	852,720
Kennametal	100,000	2,812,000
NN [a]	197,100	1,084,050
Nucor Corporation	54,350	2,466,403
RBC Bearings [a]	47,000	1,497,890
Reliance Steel & Aluminum	178,420	8,783,617
Schnitzer Steel Industries Cl. A	100,000	5,253,000
Sims Metal Management ADR	197,875	3,886,265
Sung Kwang Bend	43,200	988,890

		34,081,215

Miscellaneous Manufacturing - 2.8%
AZZ	27,500	930,875
Barnes Group	20,000	389,000
Brady Corporation Cl. A	124,600	3,877,552
China Automation Group	284,800	219,719
Hana Microelectronics	305,000	204,685
Matthews International Cl. A	37,000	1,313,500
Mettler-Toledo International [a]	33,500	3,658,200
PMFG [a]	344,900	4,563,027
Rational	6,500	1,139,544
Raven Industries	96,200	2,836,938
Semperit AG Holding	60,000	2,342,838
Synalloy Corporation	198,800	1,614,256
Teleflex	3,900	249,873
Valmont Industries	35,000	2,899,050

		26,239,057

Paper and Packaging - 0.8%
Greif Cl. A	82,499	4,530,845
Mayr-Melnhof Karton	25,000	2,363,638
Taiwan Hon Chuan Enterprise	360,285	675,010

		7,569,493

Pumps, Valves and Bearings - 1.3%
FAG Bearings India	11,300	132,142
Gardner Denver	77,500	3,413,100
Graco	116,376	3,724,032
IDEX Corporation	67,400	2,230,940
Pfeiffer Vacuum Technology	25,000	1,907,794
Rotork	30,000	638,715

		12,046,723

Specialty Chemicals and Materials - 1.1%
Agrium	3,700	261,331
Chemspec International ADR	35,000	267,400
China BlueChemical	158,400	103,230
China XD Plastics [a,c]	39,000	241,800
FMC Corporation	2,300	139,242
Hawkins	186,178	4,505,508
Huchems Fine Chemical	4,800	113,907
Huchems Fine Chemical (Rights) [a,b]	885	4,576
Kingboard Chemical Holdings	16,900	76,944
OM Group [a]	90,000	3,049,200
Victrex	85,000	1,135,734

		9,898,872

Textiles - 0.1%
Pacific Textile Holdings	320,000	201,539
Texwinca Holdings	275,000	303,539
Unifi [a]	121,000	440,440

		945,518

Other Industrial Products - 0.3%
China Fire & Security Group [a,c]	6,300	81,711
Cooper Industries	7,800	373,932
Harbin Electric [a,c]	18,335	395,853
Vacon	41,500	1,687,165

		2,538,661

Total		206,791,984

Industrial Services – 15.7%
Advertising and Publishing - 0.4%
Lamar Advertising Cl. A [a]	51,000	1,751,850
SinoMedia Holding	350,000	96,919
ValueClick [a]	145,000	1,470,300

		3,319,069

Commercial Services - 8.4%
Anhanguera Educacional Participacoes [a]	120,000	1,740,265
Animal Health International [a]	17,000	32,130
Apollo Group Cl. A [a]	4,100	251,289
Brink’s Company (The)	65,600	1,851,888
ChinaCast Education [a]	20,000	146,200
Cintas Corporation	74,500	2,092,705
Convergys Corporation [a]	121,000	1,483,460
Copart [a]	85,600	3,047,360
Corinthian Colleges [a]	210,900	3,709,731
CRA International [a]	47,087	1,079,234
Diamond Management & Technology Consultants	80,400	631,140
Fidelity National Information Services	9,800	229,712
Forrester Research [a]	40,300	1,211,821
FTI Consulting [a]	7,850	308,662
Gartner [a]	213,000	4,737,120
Global Sources [a,c]	19,936	129,783
Hackett Group [a]	655,000	1,820,900
Hewitt Associates Cl. A [a]	126,720	5,040,922
ITT Educational Services [a]	17,000	1,912,160
Landauer	75,500	4,924,110
Manpower	69,300	3,958,416
ManTech International Cl. A [a]	35,400	1,728,582
MAXIMUS	114,900	7,000,857
MegaStudy Company	17,700	2,917,540
Michael Page International	260,000	1,578,199
Monster Worldwide [a]	47,800	793,958
Pico Far East Holdings	3,438,000	624,346
Raffles Education [a]	1,083,900	282,800
Ritchie Bros. Auctioneers [c]	337,700	7,270,681
Robert Half International	80,000	2,434,400
SFN Group [a]	62,800	503,028
Singapore Airport Terminal Services	275,000	520,926
Sotheby’s	319,400	9,930,146
Sound Global [a]	50,000	33,775
TeleTech Holdings [a]	13,000	222,040
Universal Technical Institute [a]	43,100	983,542

		77,163,828

Engineering and Construction - 1.1%
Desarrolladora Homex ADR [a]	14,100	398,748
Integrated Electrical Services [a]	355,400	2,008,010
Jacobs Engineering Group [a]	6,400	289,216
KBR	180,000	3,988,800
NVR [a]	5,000	3,632,500

		10,317,274

Food, Tobacco and Agriculture - 0.9%
Alico [a,c]	27,000	681,750
American Italian Pasta Cl. A [a]	31,500	1,224,405
Chaoda Modern Agriculture	178,872	190,523
China Green (Holdings)	782,000	986,029
Genting Plantations	50,000	106,530
Hanfeng Evergreen [a]	52,700	405,245
Intrepid Potash [a]	80,427	2,439,351
MGP Ingredients [a]	127,400	978,432
Origin Agritech [a,c]	87,500	874,125
Yuhe International [a]	20,286	188,660
Zhongpin [a,c]	12,000	152,400

		8,227,450

Industrial Distribution - 0.7%
Lawson Products	161,431	2,497,338
MSC Industrial Direct Cl. A	75,400	3,824,288

		6,321,626

Transportation and Logistics - 4.2%
Alexander & Baldwin	60,000	1,983,000
C. H. Robinson Worldwide	60,000	3,351,000
Forward Air	209,750	5,516,425
Frozen Food Express Industries [a]	286,635	1,117,877
Hub Group Cl. A [a]	174,400	4,879,712
Kirby Corporation [a]	89,000	3,395,350
Landstar System	145,400	6,103,892
Patriot Transportation Holding [a]	70,986	5,996,897
Tidewater	36,000	1,701,720
Universal Truckload Services [a]	129,576	2,277,946
UTI Worldwide	175,000	2,681,000

		39,004,819

Total		144,354,066

Natural Resources – 10.3%
Energy Services - 5.5%
Cal Dive International [a]	50,000	366,500
Calfrac Well Services	60,500	1,262,836
CARBO Ceramics	83,700	5,217,858
China Power New Energy Development [a]	3,260,000	348,495
Core Laboratories	10,000	1,308,000
Ensign Energy Services	225,100	3,257,982
Exterran Holdings [a]	103,600	2,504,012
Helmerich & Payne	63,300	2,410,464
ION Geophysical [a]	361,500	1,778,580
Lufkin Industries	31,000	2,453,650
Major Drilling Group International	168,200	4,239,571
Oil States International [a]	175,000	7,934,500
Pason Systems	178,800	2,012,193
SEACOR Holdings [a]	101,300	8,170,858
ShawCor Cl. A	80,000	2,216,512
TETRA Technologies [a]	68,000	830,960
Trican Well Service	99,900	1,292,459
Unit Corporation [a]	46,000	1,944,880
Willbros Group [a]	103,800	1,246,638

		50,796,948

Oil and Gas - 0.9%
Bill Barrett [a]	50,000	1,535,500
China Integrated Energy [a]	35,000	366,800
Cimarex Energy	95,490	5,670,196
Frontier Oil [a]	40,000	540,000
Questar Corporation	10,400	449,280

		8,561,776

Precious Metals and Mining - 2.3%
Aquarius Platinum	250,000	1,633,967
Cliffs Natural Resources	25,500	1,809,225
Etruscan Resources [a]	745,900	304,779
Fresnillo	120,000	1,544,207
Gammon Gold [a]	198,300	1,425,777
Hecla Mining [a,c]	528,600	2,891,442
Hochschild Mining	450,000	1,924,341
IAMGOLD Corporation	95,620	1,264,097
Kimber Resources [a]	560,000	560,000
New Gold [a]	510,000	2,223,600
Northam Platinum	355,100	2,340,113
Northgate Minerals [a]	140,000	420,000
Pan American Silver	41,000	949,150
Royal Gold	34,400	1,589,624
Zhaojin Mining Industry	15,000	29,365

		20,909,687

Real Estate - 1.3%
Avatar Holdings [a]	50,000	1,087,000
Consolidated-Tomoka Land	13,564	427,402
Midland Holdings	166,000	181,730
PICO Holdings [a]	106,100	3,945,859
Shimao Property Holdings	27,500	50,578
St. Joe Company (The) [a]	43,000	1,391,050
Tejon Ranch [a]	163,102	4,977,873

		12,061,492

Other Natural Resources - 0.3%
China Forestry Holdings [a]	4,200,000	1,871,655
Hidili Industry International Development [a]	60,000	64,913
Sino-Forest Corporation [a]	11,900	233,161

		2,169,729

Total		94,499,632

Technology – 19.7%
Aerospace and Defense - 1.7%
AerCap Holdings [a]	45,000	518,400
Ducommun	117,200	2,462,372
FLIR Systems [a]	75,000	2,115,000
Goodrich Corporation	3,800	267,976
HEICO Corporation	107,700	5,553,012
HEICO Corporation Cl. A	63,100	2,503,808
Hexcel Corporation [a]	47,500	685,900
L-3 Communications Holdings	2,800	256,564
Mercury Computer Systems [a]	40,500	555,660
Moog Cl. A [a]	25,000	885,500

		15,804,192

Components and Systems - 5.1%
AAC Acoustic Technologies Holdings	90,200	150,793
Analogic Corporation	40,135	1,714,969
Belden	57,800	1,587,188
Benchmark Electronics [a]	165,200	3,426,248
Checkpoint Systems [a]	56,060	1,240,047
China Digital TV Holding Company ADR [a]	20,000	146,800
Diebold	151,600	4,814,816
Dionex Corporation [a]	52,900	3,955,862
Electronics for Imaging [a]	8,517	99,053
Energy Conversion Devices [a,c]	84,500	661,635
EVS Broadcast Equipment	20,000	1,135,627
Intermec [a]	23,000	326,140
Newport Corporation [a]	483,500	6,043,750
Otsuka Corporation	3,200	203,316
Paragon Technologies	165,800	457,336
Perceptron [a]	357,700	1,555,995
Plexus Corporation [a]	215,700	7,771,671
Richardson Electronics	520,712	4,139,660
Shin Zu Shing	74,500	316,692
Technitrol	261,200	1,379,136
Teradata Corporation [a]	54,000	1,560,060
Vaisala Cl. A	111,000	3,335,769
VTech Holdings	18,050	196,093
Western Digital [a]	8,950	348,960

		46,567,616

Distribution - 1.0%
Agilysys [a]	165,125	1,844,446
Anixter International [a]	61,795	2,895,096
Avnet [a]	8,000	240,000
China 3C Group [a,c]	6,600	3,069
Tech Data [a]	86,500	3,624,350
WPG Holdings	401,000	655,328

		9,262,289

Internet Software and Services - 0.2%
NetEase.com ADR [a]	3,500	124,145
Perficient [a]	10,000	112,700
RealNetworks [a]	245,400	1,185,282
Sohu.com [a]	4,000	218,400

		1,640,527

IT Services - 2.3%
AsiaInfo Holdings [a]	9,900	262,152
Black Box	43,798	1,347,227
Sapient Corporation	756,602	6,915,342
SRA International Cl. A [a]	248,800	5,172,552
Syntel	122,379	4,707,920
Total System Services	130,500	2,043,630
Yucheng Technologies [a]	89,840	350,376

		20,799,199

Semiconductors and Equipment - 3.4%
ASM Pacific Technology	9,000	84,850
BE Semiconductor Industries [a]	58,000	246,500
Brooks Automation [a]	5,152	45,441
Chroma ATE	156,315	339,623
Cognex Corporation	236,200	4,367,338
Coherent [a]	215,500	6,887,380
Comba Telecom Systems Holdings	361,570	462,891
Delta Electronics	204,400	646,835
Diodes [a]	252,450	5,654,880
Exar Corporation [a]	157,576	1,110,911
Himax Technologies ADR	80,500	251,965
Image Sensing Systems [a]	8,310	108,612
Integrated Device Technology [a]	140,000	858,200
International Rectifier [a]	120,000	2,748,000
Intevac [a]	57,450	793,959
Power Integrations	49,000	2,018,800
Seoul Semiconductor	13,800	531,778
TTM Technologies [a]	221,400	1,966,032
Vimicro International ADR [a]	240,000	1,106,400
Virage Logic [a]	158,100	1,242,666

		31,473,061

Software - 4.1%
ACI Worldwide [a]	201,150	4,145,701
Activision Blizzard	23,100	278,586
Advent Software [a,c]	130,300	5,830,925
ANSYS [a]	100,000	4,314,000
Aspen Technology [a]	42,100	431,525
Aveva Group	60,000	1,078,942
Avid Technology [a]	186,000	2,563,080
Blackbaud	36,890	929,259
CA	8,100	190,107
Epicor Software [a]	79,900	763,844
Fair Isaac	44,500	1,127,630
JDA Software Group [a]	99,900	2,779,218
Majesco Entertainment [a]	36,255	32,267
National Instruments	167,900	5,599,465
NCSoft Corporation	3,200	405,851
Net 1 UEPS Technologies [a]	50,000	919,500
Novell [a]	470,000	2,815,300
Parametric Technology [a]	59,300	1,070,365
Sybase [a]	57,600	2,685,312
THQ [a]	20,000	140,200

		38,101,077

Telecommunications - 1.9%
Adaptec [a]	1,568,800	5,129,976
ADTRAN	65,000	1,712,750
Citic 1616 Holdings	8,286,500	2,785,557
Comtech Telecommunications [a]	68,627	2,195,378
Globecomm Systems [a]	233,700	1,797,153
LiveWire Mobile	38,000	134,900
Sonus Networks [a]	604,000	1,576,440
Sycamore Networks	32,100	645,531
Tandberg [a]	30,000	855,600
Zhone Technologies [a]	224,000	616,000

		17,449,285

Total		181,097,246

Utilities – 0.0%
EQT Corporation	6,000	246,000

Total		246,000

Miscellaneous [e] – 2.0%
Total		18,212,940

TOTAL COMMON STOCKS
(Cost $826,924,950)		1,051,395,601

PREFERRED STOCK – 0.2%
Seneca Foods Conv. [a,b]
(Cost $796,469)	55,000	1,441,550

REPURCHASE AGREEMENT – 9.3%
State Street Bank & Trust Company,
0.005% dated 3/31/10, due 4/1/10,
maturity value $85,217,012 (collateralized
by obligations of various U.S. Government
Agencies, due 11/9/10, valued at $87,350,675)
(Cost $85,217,000)		85,217,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.7%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0150%)
(Cost $16,048,461)		16,048,461

TOTAL INVESTMENTS – 125.5%
(Cost $928,986,880)		1,154,102,612

LIABILITIES LESS CASH AND OTHER ASSETS – (1.6)%		(14,598,773)

PREFERRED STOCK – (23.9)%		(220,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS – 100.0%		$919,503,839

[a]	Non-income producing.
[b]
Securities for which market quotations are not readily available represent 0.2% of net assets. These securities have been valued at their fair value under procedures established by the Fund’s Board of Directors.

[c]	All or a portion of these securities were on loan at March 31, 2010. Total market value of loaned securities at March 31, 2010 was $15,474,326.
[d]
At March 31, 2010, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[e]	Includes securities first acquired in 2010 and less than 1% of net assets applicable to Common Stockholders.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $929,867,109. At March 31, 2010, net unrealized appreciation for all securities was $224,235,503, consisting of aggregate gross unrealized appreciation of $325,098,591 and aggregate gross unrealized depreciation of $100,863,088. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:
	Level 1	Level 2	Level 3	Total

Common stocks	$864,475,473	$186,640,928	$279,200	$1,051,395,601
Preferred stocks	–	–	1,441,550	1,441,550
Cash equivalents	16,048,461	85,217,000	–	101,265,461

Level 3 Reconciliation:
					Realized and
	Balance as of				Unrealized	Balance as of
	12/31/09	Purchases	Transfers In	Sales	Gain (Loss)	3/31/10

Common stocks	$215,542	$–	$49,316	$–	$14,342	$279,200
Preferred stocks	1,826,055	–	–	482,781	98,276	1,441,550

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:

The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral for the Fund on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Transactions in Affiliated Companies:

An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the three months ended March 31, 2010:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/09	12/31/09	Purchases	Sales	Gain (Loss)	Income	3/31/10	3/31/10

Timberland Bancorp	469,200	$2,083,248	–	–	–	$4,692	469,200	$1,876,800

		$2,083,248			–	$4,692		$1,876,800

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)        The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

              Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By:

/s/Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: May 26, 2010

By:

/s/John D. Diederich
John D. Diederich
Treasurer, Royce Value Trust, Inc.
Date: May 26, 2010